UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) (C) (E) -- 50.7%

   Cancara Asset Securitisation LLC
     2.820%, 07/10/08 to 07/11/08                 $      30,000   $      29,836
   Chariot Funding LLC
     2.688%, 07/08/08                                    25,000          24,874
   Charta LLC
     2.971%, 06/04/08                                    25,000          24,930
   Citigroup Funding
     3.254%, 05/13/08                                    40,000          39,957
     3.003%, 06/12/08                                     5,000           4,983
   Citigroup Global Markets
     2.876%, 05/12/08                                    22,000          21,981
     2.850%, 07/09/08                                    25,000          24,865
   CRC Funding LLC
     2.971%, 06/04/08                                    25,000          24,930
   Edison Asset Securitization LLC
     2.623%, 08/08/08                                    25,000          24,821
   FCAR Owner Trust I
     3.023%, 07/15/08                                    22,000          21,863
   Gemini Securitization LLC
     2.914%, 05/27/08                                    20,000          19,958
   General Electric Capital
     2.854%, 09/22/08 to 09/23/08                        35,000          34,605
   Gotham Funding
     2.891%, 06/26/08                                    10,000           9,955
   Grampian Funding LLC
     2.785%, 07/11/08                                    15,000          14,918
   JPMorgan Chase
     2.867%, 06/11/08                                    25,000          24,919
     2.658%, 07/16/08                                    17,000          16,905
   Jupiter Securitization LLC
     2.688%, 07/10/08                                    25,000          24,870
   New Center Asset Trust
     2.974%, 07/17/08                                    25,000          24,842
   Scaldis Capital LLC
     2.918%, 06/10/08                                    15,000          14,952
   Sheffield Receivables
     2.749%, 07/10/08                                    25,000          24,867
                                                                  --------------
Total Commercial Paper (Cost $453,831) ($ Thousands)                    453,831
                                                                  --------------

CORPORATE OBLIGATIONS -- 13.1%

   Asscher Finance MTN (A) (G) (H)
     5.500%, 07/16/08                                     9,507           9,500
   Banque Federative du Credit Mutual
     (A) (B)
     2.728%, 09/13/08                                     2,000           2,000
   BNP Paribas MTN (B)
     2.790%, 12/16/08                                     9,000           9,000
   Cheyne Finance LLC MTN (A) (F) (G)
     (H) (I) (J)
     2.063%, 03/25/08                                     8,168           6,290
     2.065%, 06/09/08                                     8,165           6,287

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Irish Life & Permanent PLC (A) (B)
     2.904%, 08/22/08                             $      14,000   $      14,000
   Natixis (A) (B)
     3.096%, 09/08/08                                    35,000          35,000
   Northern Rock PLC (A) (B)
     2.771%, 09/04/08                                    10,000          10,000
   Westpac Banking MTN (A) (B)
     2.871%, 07/11/08                                    25,000          25,000
                                                                  --------------
Total Corporate Obligations
   (Cost $120,839) ($ Thousands)                                        117,077
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATION -- 5.0%

   FHLB
     2.047%, 06/25/08                                    45,000          44,860
                                                                  --------------
Total U.S. Government Agency Obligation
   (Cost $44,860) ($ Thousands)                                          44,860
                                                                  --------------

INSURANCE FUNDING AGREEMENTS (B) (I) (J) -- 7.2%

   Metropolitan Life Insurance
     2.873%, 01/15/09                                    30,000          30,000
   Monumental Life Insurance
     3.240%, 07/29/08                                     9,500           9,500
   Morgan Stanley Asset Funding
     2.887%, 12/05/08                                    25,000          25,000
                                                                  --------------
Total Insurance Funding Agreements
   (Cost $64,500) ($ Thousands)                                          64,500
                                                                  --------------

MORTGAGE-BACKED SECURITY (A) (B) -- 1.9%

   Paragon Mortgages PLC, Ser 13A
     Cl A1
     2.73%, 01/15/39                                     16,984          16,984
                                                                  --------------
Total Mortgage-Backed Security
   (Cost $16,984) ($ Thousands)                                          16,984
                                                                  --------------

MUNICIPAL BOND (B) -- 0.6%

TEXAS -- 0.6%
   Texas State, Ser D, GO
     3.850%, 06/01/26                                     5,270           5,270
                                                                  --------------
Total Municipal Bond
   (Cost $5,270) ($ Thousands)                                            5,270
                                                                  --------------

REPURCHASE AGREEMENTS (D) -- 21.1%

   Barclays Capital
     1.960%, dated 04/30/08, to be
     repurchased on 05/01/08,
     repurchase price $35,001,906
     (collateralized by a FNMA obligation,
     par value $35,037,000, 4.150%,
     01/29/13; total market value
     $35,700,611)                                        35,000          35,000


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Deutsche Bank
     1.970%, dated 04/30/08, to be
     repurchased on 05/01/08,
     repurchase price $118,939,508
     (collateralized by various
     FHLB/FNMA obligations, ranging in
     par value $2,334,000-$50,145,000,
     2.984%-6.000%, 09/26/08-
     05/25/35; total market value
     $121,311,758)                                $     118,933   $     118,933
   JPMorgan Chase
     1.980%, dated 04/30/08, to be
     repurchased on 05/01/08,
     repurchase price $35,001,925
     (collateralized by a FHLB obligation,
     par value $35,605,000, 4.000%,
     04/16/13; total market value
     $35,704,893)                                        35,000          35,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $188,933) ($ Thousands)                                        188,933
                                                                  --------------

Total Investments -- 99.6%
   (Cost $895,217) ($ Thousands) +                                $     891,455
                                                                  ==============

      Percentages are based on Net Assets of $895,082 ($ Thousands).

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)   The rate reported is the effective yield at time of purchase.

(D)   Tri-Party Repurchase Agreement.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) On October 17, 2007, due to deterioration in the market value of the assets Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(G)   The value shown is the fair value as of April 30, 2008.

(H) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI) which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.9950. As of April 30, 2008, the fair value of the agreement was $0.

(I) Securities considered illiquid. The total value of such securities as of April 30, 2008 was $77,077 ($ Thousands) and represented 8.60% of net assets.

(J) Securities considered restricted. The total value of such securities as of April 30, 2008 was $77,077 ($ Thousands) and represented 8.60% of net assets.

Cl -- Class
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0

+ At April 30, 2008, the tax basis cost of the Fund's investments was $895,217 ($ Thousands), and the unrealized depreciation was $(3,762).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
April 30, 2008

On November 8, 2007, the Money Market Fund entered into a Capital Support Agreement with SEI, which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to the aggregate limit of $3 million for the Money Market Fund if the Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Fund which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9950 for the Money Market Fund. The mark-to-market net asset value is calculated using the market value of all securities in the Money Market Fund. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9950 for the Money Market Fund or (iii) the remaining amount of the aggregate limit of the Capital Support Agreement, taking into account all prior contributions. SEI's obligations under the Agreements are supported by a Letter of Credit issued by a bank having a First Tier credit rating and, cash held in a segregated account in the amount of $3 million for the Money Market Fund. The Fund will draw on the Letter of Credit or the segregated account in the event that SEI fails to make a cash contribution when due under the Agreement.

The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Fund are not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if SEI substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is November 6, 2008, although that date may be extended upon agreement of SEI and the Funds, subject to the prior approval of the staff of the U.S. Securities and Exchange Commission.

The following Table shows the Eligible Notes and their amortized cost and fair value as of April 30, 2008.

                                                                                        Unrealized Appreciation/
                                                 Face    Amortized Cost    Fair Value       (Depreciation)
                                                Amount       (000)           (000)               (000)
----------------------------------------------------------------------------------------------------------------
Asscher Finance MTN 5.500%, 07/16/08             9,507   $        9,507   $     9,500       $           (7)

Cheyne Finance LLC MTN 2.063%, 07/29/08          8,168            8,168         6,290               (1,878)

Cheyne Finance LLC MTN 2.065%, 06/09/08          8,164            8,164         6,287               (1,877)
                                                ------   --------------   -----------       --------------

                                                25,839   $       25,839   $    22,077       $       (3,762)
                                                ======   ==============   ===========       ==============


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
April 30, 2008

Restricted Securities -- At April 30, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at April 30, 2008, were as follows:

                                    Number of      Acquisition         Cost          Fair Value     % of Net
                                     Shares           Date        ($) Thousands)   ($) Thousands)     Assets
---------------------------------------------------------------------------------------------------------------
Cheyne Finance LLC MTN
2.063%, 03/25/08                      8,168         03/19/07      $        8,168   $        6,290         0.70%
Cheyne Finance LLC MTN
2.065%, 06/29/08                      8,165         05/09/07               8,164            6,287         0.70
Metropolitan Life Insurance
2.873%, 01/15/09                     30,000         05/01/03              30,000           30,000         3.30
Monumental Life Insurance
3.240%, 07/29/08                      9,500         03/21/03               9,507            9,500         1.10
Morgan Stanley Asset Funding
2.877%, 12/05/08                     25,000         03/15/07              25,000           25,000         2.80
                                                                  --------------   --------------   ----------

                                                                  $       80,839   $       77,077         8.60%
                                                                  ==============   ==============   ==========


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund
April 30, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                   SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------------------------
LEVEL 1 - QUOTED PRICES                         $  188,933,000                --

LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      689,945,999                --

LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS           12,576,396                --
                                                --------------   ---------------
                    TOTAL                       $  891,455,395                --
                                                ==============   ===============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                                   Investments
                                                                   In Securities
--------------------------------------------------------------------------------
Beginning balance as of February 1, 2008                            $        --
Accrued discounts/premiums                                                   --
Realized gain/(loss)                                                         --
Change in unrealized appreciation/(depreciation)                             --
Net purchases/sales                                                  (3,665,888)
Net transfer in and/or out of Level 3                                16,242,284
                                                                    -----------
Ending balance as of April 30, 2008                                 $12,576,396
                                                                    ===========

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 76.1%

   FFCB
      2.560%, 05/03/08(A)                         $      55,000   $      55,003
      1.970%, 05/24/08(A)                                10,000           9,999
   FFCB, Ser 1
      2.773%, 05/23/08(A)                                13,000          13,000
   FHLB
      2.976%, 05/11/08(A)                                45,000          45,021
      2.935%, 05/17/08(A)                                60,000          60,011
      2.945%, 05/18/08(A)                               110,000         110,023
      2.890%, 05/20/08(A)                                10,000          10,000
      2.953%, 05/23/08(A)                                20,000          20,000
      2.936%, 06/02/08(A)                                50,000          50,000
      2.918%, 06/04/08(A)                                30,000          30,030
      1.970%, 06/08/08(A)                                40,000          39,995
      2.650%, 06/17/08(A)                                 3,000           3,003
      2.548%, 07/07/08(A)                                50,000          50,000
      2.719%, 07/30/08(A)                                50,000          49,997
      2.739%, 07/31/08(A)                                45,000          44,998
      2.710%, 08/05/08(A)                                25,000          25,000
      2.580%, 09/03/08                                   20,000          20,024
      2.270%, 10/29/08                                   35,000          35,000
      2.220%, 01/02/09                                   23,000          23,000
      2.625%, 05/05/09                                   15,180          15,180
   FHLB, Ser 1
      5.250%, 06/19/08                                   15,000          14,998
   FHLB, Ser 3
      2.400%, 04/21/09                                   16,000          15,997
   FHLMC
      2.599%, 06/09/08(A)                                80,000          79,987
   FHLMC, Ser 1
      2.816%, 05/28/08(A)                                30,000          29,987
   FHLMC, Ser 2
      2.780%, 05/21/08(A)                                20,000          20,020
   FHLMC MTN
      3.050%, 06/04/08                                    1,000             998
   FNMA
      1.960%, 06/18/08(B)                                25,000          24,935
      2.737%, 07/23/08(B)                                14,532          14,442
      3.750%, 07/25/08                                   78,000          78,279
      2.747%, 07/28/08(A)                                75,000          74,973
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $1,063,900) ($ Thousands)                                    1,063,900
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS(C) -- 24.8%

   Barclays Capital
      1.960%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $100,005,444
      (collateralized by various FNMA
      obligations, ranging in par value from
      $8,245,000 - $91,392,000, 3.550%
      - 4.300%, 02/25/11 - 01/16/13, with
      total market value of $102,000,725)         $     100,000   $     100,000
   Deutsche Bank
      1.970%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $147,329,062
      (collateralized by various FNMA
      obligations, ranging in par value
      ranging from $4,663,000 -
      $50,000,000, 4.150% - 5.850%,
      06/27/08 - 12/26/17, with total
      market value of $150,267,797)                     147,321         147,321
   JPMorgan Chase
      1.980%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $100,002,587
      (collateralized by a FNMA obligation,
      par value $96,936,000, 4.875%,
      11/27/12, with total market value
      $102,002,641.                                     100,000         100,000
                                                                  --------------

Total Repurchase Agreements
   (Cost $347,321) ($ Thousands)                                        347,321
                                                                  --------------

Total Investments -- 100.9%
   (Cost $1,411,221) ($ Thousands) +                              $   1,411,221
                                                                  ==============

      Percentages are based on Net Assets of $1,398,340 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) The rate reflected on the Schedule of Investments is the effective yield at time of purchase.

(C)   Tri-party Repurchase Agreement.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund
April 30, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $  347,321,000                --
Level 2 - Other Significant Observable Inputs    1,063,899,633                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    Total                        1,411,220,633                --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.0%

   FFCB (A)
       2.415%, 05/13/08                           $      10,000   $      10,000
       1.970%, 05/24/08                                  40,000          39,996
       2.733%, 05/30/08                                  25,000          25,000
       2.810%, 06/11/08                                     500             500
       2.358%, 06/18/08                                  18,050          18,049
       1.960%, 05/13/08 to 08/11/08                      70,000          69,998
   FHLB
       2.976%, 05/11/08(A)                               10,000          10,000
       4.000%, 05/15/08                                   1,250           1,250
       2.935%, 05/17/08(A)                               20,000          20,004
       2.945%, 05/18/08(A)                               50,000          50,002
       2.890%, 05/20/08(A)                                5,000           5,000
       2.884%, 05/27/08(A)                               10,000          10,002
       2.918%, 06/04/08(A)                               10,000          10,010
       1.970%, 06/08/08(A)                               20,000          19,997
       2.594%, 06/18/08(A)                               15,000          14,999
       2.558%, 07/07/08(A)                               25,000          25,000
       2.535%, 07/10/08(A)                               25,000          24,999
       2.556%, 07/11/08(A)                               10,000          10,012
       2.559%, 07/16/08(A)                               40,000          39,996
       2.739%, 07/31/08(A)                               25,000          24,999
       2.630%, 08/07/08(A)                               25,000          25,002
       4.885%, 08/20/08                                  35,000          35,283
       2.230%, 09/25/08                                  16,000          16,000
       2.250%, 10/03/08                                  10,000          10,000
       2.270%, 10/29/08                                  17,000          17,000
       2.220%, 01/02/09                                  25,000          25,000
   FHLB, Ser 1
       2.866%, 06/01/08(A)                               10,000          10,003
       5.250%, 06/19/08                                  15,000          14,998
       2.429%, 06/19/08(A)                               25,000          24,998
       2.528%, 07/08/08(A)                               50,000          50,066
       2.750%, 07/23/08(A)                               15,000          15,000
       2.760%, 07/24/08(A)                               50,000          49,992
       2.644%, 08/05/08(A)                              125,000         124,999
   FHLB, Ser 2
       2.674%, 06/06/08(A)                               30,000          30,000
   FHLB, Ser 3
       5.000%, 09/29/08                                   2,000           2,021
       2.400%, 04/21/09                                  16,000          15,997
   FHLB (B)
       1.750%, 05/01/08                                 194,709         194,709
       2.083%, 05/06/08                                  50,000          49,986
       2.041%, 05/07/08 to 05/21/08                      80,000          79,917
       2.114%, 05/08/08                                  25,000          24,990
       2.748%, 05/09/08                                  50,000          49,970
       2.001%, 05/12/08                                  13,600          13,592
       2.058%, 05/14/08                                  25,000          24,982
       4.216%, 05/16/08                                  38,829          38,762
       2.051%, 05/23/08                                  78,572          78,474

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
       2.108%, 05/28/08 to 06/13/08               $      58,735   $      58,634
       2.174%, 06/04/08                                  41,000          40,916
   FHLB (B)
       2.106%, 08/06/08                                  35,000          34,803
                                                                  --------------

Total U.S. Government Agency Obligations
   (Cost $1,585,907) ($ Thousands)                                    1,585,907
                                                                  --------------
Total Investments -- 100.0%
   (Cost $1,585,907)($ Thousands) +                               $   1,585,907
                                                                  ==============

      Percentages are based on Net Assets of $1,586,467 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund
April 30, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------

Level 1 - Quoted prices                                     --                --
Level 2 - Other Significant Observable Inputs   $1,585,906,861                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    Total                        1,585,906,861                --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 62.7% (A)(B)(D)

   Amstel Funding
       3.359%, 05/02/08                           $      70,000   $      69,994
       2.877%, 05/16/08                                  80,000          79,904
   Amsterdam Funding
       2.936%, 05/19/08                                 135,500         135,302
   Cancara Asset Securitisation LLC
       2.872%, 07/07/08                                 125,000         124,337
       2.820%, 07/11/08                                 120,000         119,337
   Chariot Funding LLC
       2.688%, 07/08/08                                  19,695          19,596
   Ciesco LLC
       2.806%, 05/13/08                                  79,000          78,926
   Citigroup Funding
       3.225%, 05/13/08                                  75,000          74,919
       3.270%, 06/03/08                                 100,000          99,703
       3.003%, 06/12/08                                  27,000          26,906
   Citigroup Global Markets
       2.911%, 06/09/08                                 150,000         149,529
   Curzon Funding LLC
       3.403%, 05/06/08                                  60,000          59,972
   Edison Asset Securitization LLC
       2.623%, 08/08/08                                  42,000          41,700
   Falcon Asset Securitization LLC
       2.857%, 05/22/08                                 100,000          99,834
   FCAR Owner Trust II
       2.873%, 06/27/08                                  15,000          14,932
   Gemini Securitization LLC
       2.914%, 05/27/08                                 125,000         124,738
   General Electric Capital
       2.854%, 09/22/08 to 09/23/08                     248,000         245,198
   Grampian Funding LLC
       2.785%, 07/11/08                                 122,000         121,335
   Jupiter Securitization LLC
       2.706%, 05/14/08                                  85,000          84,917
       2.720%, 07/07/08                                  61,754          61,444
       2.688%, 07/10/08                                  73,500          73,118
   New Center Asset Trust
       3.463%, 05/02/08                                  30,000          29,997
       2.974%, 07/17/08                                 133,000         132,161
   Park Avenue Receivables
       2.706%, 05/14/08                                  85,000          84,917
   Scaldis Capital LLC
       2.918%, 06/10/08                                  50,000          49,839
   Sheffield Receivables
       2.749%, 07/10/08                                  84,500          84,051
   Solitaire Funding LLC
       3.009%, 05/27/08                                  50,000          49,892
       2.850%, 07/11/08                                 125,000         124,302
   State Street Bank
       2.870%, 07/03/08                                 250,000         248,753

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Surrey Funding
       3.109%, 05/28/08                           $      75,000   $      74,826
   Thames Asset Global Securitization
       3.008%, 05/19/08                                  92,000          91,862
   Variable Funding Capital LLC
       2.719%, 07/02/08                                 200,000         199,070
   Victory Receivables
       2.897%, 05/19/08                                  51,825          51,750
                                                                  --------------

Total Commercial Paper (Cost $3,127,061) ($ Thousands)                3,127,061
                                                                  --------------

CORPORATE OBLIGATIONS (B) -- 7.5%

   Asscher Finance MTN (D)(I)(J)
       5.500%, 07/16/08                                  40,095          40,065
   Carrera Capital Finance LLC MTN
       (C)(D)(G)(H)(J)
       2.884%, 07/30/08                                  50,000          49,808
   Cheyne Finance LLC MTN
       (D)(E)(G)(H)(I)(J)
       2.063%, 11/17/08                                  62,896          48,430
       2.065%, 11/17/08                                 101,894          78,458
       2.075%, 11/17/08                                  40,762          31,387
   JPMorgan Chase MTN (C)
       2.727%, 05/11/08                                  61,000          61,000
   Stanfield Victoria Funding LLC MTN
       (D)(F)(G)(H)(I)(J)
       2.070%, 02/14/09                                  80,000          65,600
                                                                  --------------
Total Corporate Obligations
   (Cost $436,625) ($ Thousands)                                        374,748
                                                                  --------------

INSURANCE FUNDING AGREEMENTS -- 6.8%(B)(G)(H)

   Metropolitan Life Insurance
       2.873%, 01/15/09                                 160,000         160,000
   Monumental Life Insurance
       3.240%, 07/29/08                                 101,500         101,500
   Morgan Stanley Asset Funding
       2.887%, 12/05/08(C)                               75,000          75,000
                                                                  --------------
Total Insurance Funding Agreements
   (Cost $336,500) ($ Thousands)                                        336,500
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATION -- 5.2%

   FHLB
       2.047%, 06/25/08                                 260,717         259,904
                                                                  --------------
Total U.S. Government Agency Obligation
   (Cost $259,904) ($ Thousands)                                        259,904
                                                                  --------------


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CAPITAL SUPPORT AGREEMENT (J) -- 1.0%

   SEI Capital Support Agreement
   (Cost $--)                                     $      50,989   $      50,989
                                                                  --------------

MUNICIPAL BOND -- 0.3%

TEXAS -- 0.3%
   Texas State, Veterans Funding I
      Project, Ser C, GO(C)
         2.510%, 06/02/08                                12,700          12,700
                                                                  --------------
Total Municipal Bond
   (Cost $12,700) ($ Thousands)                                          12,700
                                                                  --------------

REPURCHASE AGREEMENTS (K) -- 16.3%

   Barclays Capital
      1.960%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $117,006,370
      (collateralized by various FNMA
      obligations, ranging in par value
      $1,089,000 - $93,429,000, 2.750%
      - 4.250%, 02/25/11 - 04/24/13, with
      total market value of $119,340,466)               117,000         117,000
   Deutsche Bank
      1.970%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $577,380,594
      (collateralized by various
      FNMA/FHLB obligations, ranging in
      par value $20,000,000 -
      $138,201,000, 0.000% - 6.000%,
      05/08/08 - 01/15/37, with total
      market value of $588,896,010)                     577,349         577,349
   JPMorgan Chase
      1.980%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $117,003,419
      (collateralized by various FHLB
      obligations, ranging in par value
      $15,240,000 - $52,000,000,
      4.875% - 5.250%, 05/07/10 -
      11/27/12, with total market value of
      $119,343,490)                                     117,000         117,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $811,349) ($ Thousands)                                        811,349
                                                                  --------------
Total Investments -- 99.8%
   (Cost $4,984,139) ($ Thousands)                                $   4,973,251
                                                                  ==============

      Percentages are based on Net Assets of $4,984,425 ($ Thousands).

(A) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(E) On October 17, 2007, due to deterioration in the fair value of the assets Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(F) On January 18, 2008, due to deterioration in the market value of the assets Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default.

(G) Securities considered illiquid. The total value of such securities as of April 30, 2008 was $640,183 ($Thousands) and represented 12.84% of Net Assets.

(H) Securities considered restricted. The total value of such securities as of April 30, 2008 was $640,183 ($Thousands) and represented 12.84% of Net Assets.

(I)   The value shown is the fair value as of April 30, 2008.

(J) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.9975. As of April 30, 2008, the fair value of the agreement was $50,989 ($Thousands).

(K)   Tri-party Repurchase Agreement.

FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0

+ At April 30, 2008, the tax basis cost of the Fund's investments was $4,984,139 ($ Thousands), and the unrealized depreciation was $(10,888) ($ Thousands).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
April 30, 2008

Restricted Securities -- At April 30, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at April 30, 2008, were as follows:

                               Number of   Acquisition        Cost        Market Value
                                 Shares        Date      ($ Thousands)   ($ Thousands)   % of Net Assets
--------------------------------------------------------------------------------------------------------
Carrera Capital Finance,
2.884%, 07/30/08                 50,000      07/18/07      $  50,000       $  50,000          1.00%
Cheyne Finance LLC MTN,
2.075%, 11/17/08                 62,896      10/18/06         62,896          31,387          0.64
Cheyne Finance LLC MTN,
2.065%, 11/17/08                101,894      01/19/07        101,894          78,458          1.57
Cheyne Finance LLC MTN,
2.063%, 11/17/08                 40,762      03/19/07         40,762          48,430          0.97
Metropolitan Life Insurance
5.402%, 01/15/08                160,000      05/01/03        160,000         160,000          3.21
Morgan Stanley Asset Funding
2.887%, 12/05/08                 75,000      03/15/07         75,000          75,000          1.50
Monumental Life Insurance
5.740%, 11/01/07                101,500      03/21/03        101,500         101,500          2.04
Stanfield Victoria LLC MTN,
3.070%, 03/20/08                 80,000      03/06/07         79,993          79,993          1.60
                                                           ---------       ---------         -----

                                                           $ 672,045       $ 624,768         12.53%
                                                           =========       =========         =====

On November 8, 2007, the Prime Obligation Fund entered into a Capital Support Agreement with SEI, which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to the aggregate limit of $126 million for the Prime Obligation Fund, if the Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Fund which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9975 for the Prime Obligation Fund. The mark-to-market net asset value is calculated using the market value of all securities in the Prime Obligation Fund. The net asset value in the financial statements is calculated using the amortized cost for all securities except the Eligible Notes. On February 15, 2008, the Agreement for the Prime Obligation Fund was amended to increase the maximum contribution amount to $150 million. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9975 for the Prime Obligation Fund, or (iii) the remaining amount of the aggregate limit of the Capital Support Agreement, taking into account all prior contributions. SEI's obligations under the Agreements are supported by a Letter of Credit issued by a bank having a First Tier credit rating and, in the case of the Prime Obligation Fund, cash held in a segregated account in the amount of $150 million for the Prime Obligation Fund. The Fund will draw on the Letter of Credit or the segregated account in the event that SEI fails to make a cash contribution when due under the Agreement. The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Funds are not required to complete any such sale if the amount the Funds expect to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if SEI substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is November 6, 2008, although that date may be extended upon agreement of SEI and the Funds, subject to the prior approval of the staff of the U.S. Securities and Exchange Commission. The following table shows the Eligible Notes and their amortized cost and fair market value as of April 30, 2008:

                                              Amortized    Fair Value
                               Face Amount    Cost (000)      (000)     Unrealized Depreciation (000)
-----------------------------------------------------------------------------------------------------
Asscher Finance MTN,
5.500%, 07/16/08              $  40,095,000      40,095       40,065                  (30)
Carrera Capital Finance LLC MTN,
2.884%, 07/30/08                 50,000,000      50,000       49,808                 (192)
Cheyne Finance LLC MTN,
2.075%, 11/17/08                 40,762,152      40,761       31,387               (9,374)
Cheyne Finance LLC MTN,
2.065%, 11/17/08                101,893,521     101,886       78,458              (23,428)
Cheyne Finance LLC MTN,
2.063%, 11/17/08                 62,896,037      62,890       48,430              (14,460)
Stanfield Victoria LLC MTN,
3.070%, 03/20/08                 80,000,000      79,993       65,600              (14,393)
-----------------------------------------------------------------------------------------------------

         Totals               $ 325,646,710     375,625      313,748              (61,877)
                              =======================================================================


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
April 30, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities      Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $  811,349,000                --
Level 2 - Other Significant Observable Inputs    3,887,038,376                --
Level 3 - Significant Unobservable Inputs          274,864,027                --
                                                --------------   ---------------
                    Total                        4,973,251,403                --
                                                ==============   ===============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                                   Investments
                                                                   In Securities
--------------------------------------------------------------------------------
Beginning balance as of February 1, 2008                            $        --
Accrued discounts/premiums                                                   --
Realized gain/(loss)                                                         --
Change in unrealized appreciation/(depreciation)                             --
Net purchases/sales                                                 (46,442,568)
Net transfer in and/or out of Level 3                               321,306,595
                                                                   ------------
Ending balance as of April 30, 2008                                $274,864,027
                                                                   ============






* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (A) -- 100.1%

   Barclay
       1.900%, dated 04/30/08, to be
       repurchased on 05/01/08,
       repurchase price $343,018,103
       (collateralized by various U.S.
       Treasury Notes, ranging in par value
       $41,943,200-$306,131,700,
       0.625%-2.375%, 04/15/13-
       01/15/17; total market value
       $349,860,017)                              $     343,000   $     343,000
   BNP Paribas
       1.930%, dated 04/30/08, to be
       repurchased on 05/01/08,
       repurchase price $343,018,389
       (collateralized by various U.S.
       Treasury Notes, ranging in par value
       $17,890,500-$244,750,000,
       1.633%-7.875%, 05/15/08-
       02/15/21; total market value
       $349,860,133)                                    343,000         343,000
   Deutsche Bank
       1.950%, dated 04/30/08, to be
       repurchased on 05/01/08,
       repurchase price $319,127,285
       (collateralized by various U.S.
       Treasury Notes, ranging in par value
       $2,057,500-$235,562,000,
       2.500%-6.250%, 12/31/09-
       11/15/24; total market value
       $325,492,286)                                    319,110         319,110
   JPMorgan Chase
       1.940%, dated 04/30/08, to be
       repurchased on 05/01/08,
       repurchase price $343,018,484
       (collateralized by various U.S.
       Treasury Notes, ranging in par value
       $18,000-$458,043,000, 7.875%-
       8.750%, 08/15/20-11/15/21, total
       market value $349,860,540)                       343,000         343,000
   Morgan Stanley
       1.880%, dated 04/30/08, to be
       repurchased on 05/01/08,
       repurchase price $20,001,044
       (collateralized by a U.S. Treasury
       Note, par value $49,927,000,
       3.146%, 02/15/27; total market
       value $20,400,172)                                20,000          20,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $1,368,110) ($ Thousands)                                    1,368,110
                                                                  --------------
Total Investments -- 100.1%
   (Cost $1,368,110) ($ Thousands)+                               $   1,368,110
                                                                  ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,366,367 ($ Thousands).

(A) Tri-Party Repurchase Agreement.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund
April 30, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                               INVESTMENTS IN    OTHER FINANCIAL
               VALUATION INPUTS                  SECURITIES        INSTRUMENTS*
---------------------------------------------  ---------------------------------
LEVEL 1 - QUOTED PRICES                        $ 1,368,110,000                --
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               --                --
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   --                --
                                               ---------------   ---------------
                    TOTAL                      $ 1,368,110,000                --
                                               ===============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 99.8%

   U.S. Treasury Bills(A)
       0.289%, 05/01/08                           $      48,025   $      48,025
       1.423%, 05/08/08                                  72,051          72,031
       1.385%, 05/15/08                                  61,000          60,967
       1.186%, 05/22/08                                  50,000          49,966
       0.956%, 05/29/08                                  25,000          24,981
       0.733%, 06/05/08                                  64,472          64,426
       1.096%, 06/12/08                                  45,000          44,943
       2.180%, 06/19/08                                  35,000          34,897
       1.157%, 06/26/08                                  15,000          14,973
       0.636%, 07/03/08                                  35,200          35,161
       0.966%, 07/10/08                                  20,000          19,963
       0.903%, 07/17/08                                  10,000           9,981
       1.108%, 07/24/08                                  10,000           9,974
       0.988%, 07/31/08                                  20,000          19,950
       1.049%, 08/07/08                                   7,000           6,980
       1.220%, 08/14/08                                   5,000           4,982
       1.261%, 08/21/08                                   5,000           4,980
       1.276%, 08/28/08                                   5,000           4,979
       1.456%, 10/16/08                                   5,000           4,966
   U.S. Treasury Notes
       3.750%, 05/15/08                                  60,000          60,062
       5.625%, 05/15/08                                  45,000          45,083
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $642,270) ($ Thousands)                                        642,270
                                                                  --------------
Total Investments -- 99.8%
   (Cost $642,270) ($ Thousands)+                                 $     642,270
                                                                  ==============

Percentages are based on Net Assets of $643,846 ($Thousands).

(A) The rate reported is the effective yield at time of purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                       SEI Daily Income Trust /Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund
April 30, 2008


THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                               INVESTMENTS IN    OTHER FINANCIAL
               VALUATION INPUTS                  SECURITIES        INSTRUMENTS*
---------------------------------------------  ---------------------------------
LEVEL 1 - QUOTED PRICES                                     --                --
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS   $  642,270,339                --
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   --                --
                                               ---------------   ---------------
                    TOTAL                       $  642,270,339                --
                                               ===============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                       SEI Daily Income Trust /Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Short - Duration Government Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 84.7%

Agency Mortgage-Backed Obligations -- 84.7%
   FHLMC
     7.375%, 09/01/18(A)                          $          10   $          10
     7.287%, 03/01/19(A)                                     27              27
     7.250%, 01/01/18 to 09/01/20(A)                         62              64
     7.125%, 07/01/18 to 11/01/20(A)                         20              20
     7.104%, 06/01/24(A)                                     68              69
     7.000%, 02/01/16 to 11/01/18(A)                         40              40
     6.875%, 02/01/16 to 07/01/18(A)                         32              33
     6.855%, 12/01/23(A)                                  3,507           3,598
     6.846%, 12/01/23(A)                                    241             245
     6.761%, 06/01/17(A)                                     49              49
     6.750%, 09/01/16 to 01/01/17(A)                         17              17
     6.714%, 07/01/24(A)                                     34              34
     6.625%, 02/01/16 to 06/01/18(A)                         13              13
     6.500%, 07/01/16 to 01/01/17(A)                         25              26
     6.488%, 04/01/29(A)                                     75              77
     6.444%, 04/01/29(A)                                    165             169
     6.442%, 05/01/24(A)                                     92              93
     6.419%, 04/01/22(A)                                    137             139
     6.400%, 07/01/20(A)                                      5               6
     6.375%, 06/01/16(A)                                      6               6
     6.308%, 05/01/19(A)                                     42              43
     6.178%, 06/01/24(A)                                    150             152
     6.166%, 02/01/19(A)                                     48              48
     6.000%, 06/01/21                                     2,224           2,293
     5.947%, 03/01/19(A)                                     43              44
     5.935%, 04/01/19(A)                                     25              26
     5.000%, 02/01/17(A)                                      5               5
     4.500%, 04/01/16 to 03/01/17(A)                         13              13
   FHLMC REMIC, Ser 2805 Cl DG
     4.500%, 04/15/17                                       967             976
   FHLMC REMIC, Ser 2004-2780, Cl LC
     5.000%, 07/15/27                                     2,000           2,027
   FHLMC REMIC, Ser 2004-2826, Cl BK
     5.000%, 01/15/18                                     1,167           1,188
   FHLMC REMIC, Ser 2587, Cl ET
     3.700%, 07/15/17                                       912             900
   FHLMC REMIC, Ser 2617, Cl UN
     4.500%, 08/15/12                                        57              57
   FHLMC REMIC, Ser 2630, Cl KN
     2.500%, 04/15/13                                       530             529
   FHLMC REMIC, Ser 2684, Cl GN
     3.250%, 05/15/23                                       270             270
   FHLMC REMIC, Ser 2760, Cl PK
     4.500%, 10/15/21                                       458             459
   FHLMC REMIC, Ser 2760, Cl PH
     3.500%, 10/15/21                                       367             367
   FHLMC REMIC, Ser 2890, Cl PJ
     4.500%, 09/15/24                                     1,763           1,773

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC REMIC, Ser 2975, Cl VT
     5.000%, 02/15/11                             $       2,123   $       2,157
   FHLMC REMIC, Ser 3153, Cl FX
     3.066%, 05/15/36(A)                                    810             814
   FHLMC REMIC, Ser T-42, Cl A5
     7.500%, 02/25/42                                       964             965
   FNMA
     7.042%, 09/01/24(A)                                  1,120           1,146
     7.000%, 06/01/37                                       281             296
     6.896%, 08/01/29(A)                                  1,011           1,027
     6.709%, 08/01/27(A)                                    693             710
     6.610%, 04/01/09                                       148             149
     6.500%, 05/01/37                                    22,000          22,763
     6.490%, 08/01/08                                       520             519
     6.400%, 12/01/29(A)                                    313             315
     6.347%, 09/01/25(A)                                    229             230
     6.283%, 05/01/28(A)                                  1,504           1,532
     6.229%, 12/01/08                                       445             447
     6.150%, 09/01/08                                     3,020           3,013
     6.130%, 10/01/08                                       138             137
     6.061%, 02/01/27(A)                                    272             273
     6.011%, 06/01/09                                       326             330
     5.735%, 01/01/09                                     1,291           1,303
     5.500%, 04/30/35                                    21,000          21,112
     5.016%, 02/01/13                                        85              86
     5.000%, 05/01/38                                    54,000          53,038
     4.621%, 04/01/13                                       137             137
   FNMA REMIC, Ser 1992-61, Cl FA
     3.556%, 10/25/22(A)                                    223             222
   FNMA REMIC, Ser 1993-32, Cl H
     6.000%, 03/25/23                                       101             103
   FNMA REMIC, Ser 1993-5, Cl Z
     6.500%, 02/25/23                                        46              47
   FNMA REMIC, Ser 1994-77, Cl FB
     4.400%, 04/25/24(A)                                     22              22
   FNMA REMIC, Ser 1995-13, Cl C
     6.500%, 10/25/08                                        19              19
   FNMA REMIC, Ser 2001-51, Cl QN
     6.000%, 10/25/16                                       350             363
   FNMA REMIC, Ser 2001-53, Cl CA
     5.750%, 06/25/31                                        54              54
   FNMA REMIC, Ser 2002-3, Cl PG
     5.500%, 02/25/17                                     1,971           2,023
   FNMA REMIC, Ser 2002-53, Cl FK
     3.295%, 04/25/32(A)                                    420             417
   FNMA REMIC, Ser 2003-76, Cl CA
     3.750%, 07/25/33                                     1,410           1,316
   FNMA REMIC, Ser 2005-43, Cl EN
     5.000%, 05/25/19                                     2,000           2,033
   FNMA REMIC, Ser 2006-39, Cl PB
     5.500%, 07/25/29                                     2,230           2,277
   FNMA REMIC, Ser 2006-46, Cl PB
     5.500%, 07/25/29                                       439             448


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Short - Duration Government Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 2006-53, Cl PA
     5.500%, 12/25/26                             $       3,014   $       3,070
   FNMA REMIC, Ser 2006-72, Cl FY
     3.315%, 08/25/36(A)                                  4,244           4,064
   FNMA REMIC, Ser 2006-76, Cl QF
     3.295%, 08/25/36(A)                                  4,111           4,033
   GNMA
     7.500%, 01/15/11 to 02/15/11                            21              23
     6.500%, 04/15/17 to 11/15/36                         1,799           1,869
     6.000%, 06/15/16 to 09/15/19                           947             979
   GNMA REMIC, Ser 2004-41, Cl ED
     3.750%, 10/20/26                                       138             138
   GNMA REMIC, Ser 2006-38, Cl XS, IO
     4.537%, 09/16/35(A)                                    304              32
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $152,624) ($ Thousands)                                        151,956
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.3%

   FHLMC
     5.125%, 08/23/10                                     8,000           8,401
   FNMA
     5.000%, 03/15/16                                     4,517           4,753
                                                                  --------------

Total U.S. Government Agency Obligations
   (Cost $12,680) ($ Thousands)                                          13,154
                                                                  --------------

REPURCHASE AGREEMENTS (B) -- 61.7%

   BNP Paribas
     2.000%, dated 04/30/08, to be
     repurchased on 05/01/08,
     repurchase price $41,902,328
     (collateralized by a FNMA obligation,
     par value $43,989,356, 5.500%,
     02/01/37; total market value
     $42,738,000)                                        41,900          41,900
   Goldman Sachs
     2.000%, dated 04/30/08, to be
     repurchased on 05/01/08,
     repurchase price $25,101,394
     (collateralized by a FNMA obligation,
     par value $24,597,982, 6.500%,
     02/01/38; total market value
     $25,602,001)                                        25,100          25,100

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch
     1.990%, dated 04/30/08, to be
     repurchased on 05/01/08,
     repurchase price $43,602,410
     (collateralized by various FNMA
     obligations, ranging in par value
     $5,552,213-$39,380,000, 4.500%- 5.500%,
     04/01/23-02/01/38; total
     market value $44,476,772)                    $      43,600   $      43,600
                                                                  --------------

Total Repurchase Agreements
   (Cost $110,600) ($ Thousands)                                        110,600
                                                                  --------------
Total Investments -- 153.7%
   (Cost $275,904) ($ Thousands)+                                 $     275,710
                                                                  ==============

Futures -- a summary of the open futures contracts held by the Fund at April 30, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION
         TYPE OF                      NUMBER OF    EXPIRATION    (DEPRECIATION)
        CONTRACT                      CONTRACTS       DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 10-Year Treasury Note                (338)     Jun-2008       $     588
U.S. 2-Year Treasury Note                  282      Jul-2008            (205)
U.S. 5-Year Treasury Note                   86      Jun-2008            (167)
U.S. Long Treasury Bond                    (81)     Jun-2008             (40)
                                                                   ---------
                                                                   $     176
                                                                   =========

Percentages are based on Net Assets of $179,407 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  Tri-Party Repurchase Agreement.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

+ At April 30, 2008, the tax basis cost of the Fund's investments was $275,904 ($ Thousands), and the unrealized appreciation and depreciation were $910 ($ Thousands) and $(1,104) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Short - Duration Government Fund
April 30, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                   SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------------------------
LEVEL 1 - QUOTED PRICES                         $  110,600,000   $       175,905
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      165,109,779                --
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   --                --
                                                --------------   ---------------
                    TOTAL                       $  275,709,779   $       175,905
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate - Duration Government Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 87.3%

Agency Mortgage-Backed Securities -- 87.3%
   FHLMC
       8.250%, 01/01/09                           $           5   $           5
       6.500%, 01/01/18                                      53              55
       6.000%, 09/01/24                                   1,585           1,631
       5.500%, 06/01/19 to 12/01/20                       1,006           1,027
   FHLMC REMIC, Ser 1599, Cl C
       6.100%, 10/15/23                                     452             466
   FHLMC REMIC, Ser 165, Cl K
       6.500%, 09/15/21                                      19              19
   FHLMC REMIC, Ser 2586, Cl NK
       3.500%, 08/15/16                                     140             139
   FHLMC REMIC, Ser 2587, Cl ET
       3.700%, 07/15/17                                     526             520
   FHLMC REMIC, Ser 2630, Cl HA
       3.000%, 01/15/17                                   1,216           1,176
   FHLMC REMIC, Ser 2635, Cl NJ
       3.000%, 03/15/17                                     335             326
   FHLMC REMIC, Ser 2760, Cl PH
       3.500%, 10/15/21                                     159             159
   FNMA
       9.500%, 05/01/18                                      52              57
       6.500%, 05/01/37                                   2,500           2,587
       6.450%, 09/01/18                                     686             737
       6.390%, 04/01/12                                     242             254
       6.150%, 04/01/11                                     146             151
       5.920%, 02/01/12 to 06/01/14                       1,110           1,164
       5.680%, 06/01/17                                     597             624
       5.626%, 12/01/11                                   1,738           1,793
       5.500%, 04/30/35                                  31,300          31,466
       5.034%, 08/01/15                                     393             394
       5.016%, 02/01/13                                     222             225
       5.000%, 05/01/38                                  14,500          14,242
       4.500%, 05/01/38                                   4,000           3,807
       3.790%, 07/01/13                                   1,056           1,014
   FNMA REMIC, Ser 2001-51, Cl QN
       6.000%, 10/25/16                                     493             512
   FNMA REMIC, Ser 2004-27, Cl HN
       4.000%, 05/25/16                                     378             379
   FNMA REMIC, Ser 2006-72, Cl FY
       3.315%, 08/25/36 (A)                               3,247           3,109
   GNMA
       8.750%, 07/20/17 to 07/20/17                          11              12
       8.500%, 11/20/16 to 08/20/17                          84              92
       7.500%, 11/15/25 to 09/15/36                         371             395
       6.000%, 04/15/09 to 09/15/24                         893             923
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $69,680) ($ Thousands)                                          69,460
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 5.5%

   U.S. Treasury Note
       4.750%, 03/31/11                           $       4,150   $       4,417
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $4,127) ($ Thousands)                                            4,417
                                                                  --------------
ASSET-BACKED SECURITY -- 1.7%

   Small Business Administration,
       Ser 2005-P10B, Cl 1
       4.940%, 08/10/15                                   1,365           1,361
                                                                  --------------
Total Asset-Backed Security
   (Cost $1,365) ($ Thousands)                                            1,361
                                                                  --------------

REPURCHASE AGREEMENTS (B) -- 70.4%

   BNP Paribas
       2.000%, dated 04/30/08, to be repurchased
         on 05/01/08, repurchase price
         $18,701,039 (collateralized by a FNMA
         obligation, par value $20,212,109,
         6.500%, 10/01/37; total market value
         $19,074,001)                                    18,700          18,700
Merrill Lynch
       1.990%, dated 04/30/08, to be repurchased
         on 05/01/08, repurchase price
         $18,801,039 (collateralized by a FNMA
         obligation, par value $19,310,000,
         5.500%, 03/01/38; total market value
         $19,178,888)                                    18,800          18,800
UBS Securities LLC
       1.980%, dated 04/30/08, to be repurchased
         on 05/01/08, repurchase price
         $18,501,018 (collateralized by various
         FNMA obligations, ranging in par value
         $65,000-$2,734,609, 5.500%- 6.500%,
         06/01/20-02/01/38; total market value
         $18,870,990)                                    18,500          18,500
                                                                  --------------
Total Repurchase Agreements
   (Cost $56,000) ($ Thousands)                                          56,000
                                                                  --------------
Total Investments -- 164.9%
   (Cost $131,172) ($ Thousands) +                                $     131,238
                                                                  ==============


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate -- Duration Government Fund
April 30, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Futures -- a summary of the open futures contracts held by the Fund at April 30, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                   APPRECIATION
          TYPE OF                        NUMBER OF   EXPIRATION   (DEPRECIATION)
         CONTRACT                        CONTRACTS      DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 10-Year Treasury Note                     (62)    Jun-2008   $         108
U.S. 2-Year Treasury Note                       41     Jul-2008              16
U.S. 5-Year Treasury Note                      125     Jun-2008            (139)
                                                                  -------------
                                                                  $         (15)
                                                                  =============

Percentages are based on Net Assets of $79,574 ($ Thousands)

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)   Tri-Party Repurchase Agreement.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

+ At April 30, 2008, the tax basis cost of the Fund's investments was $131,172 ($ Thousands), and the unrealized appreciation and depreciation were $483
($ Thousands) and $(417) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate - Duration Government Fund
April 30, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                               INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                  SECURITIES       INSTRUMENTS*
---------------------------------------------  ---------------------------------
LEVEL 1 - QUOTED PRICES                        $   56,000,000           (14,920)
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      75,237,790                --
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                  --                --
                                               --------------   ---------------
                    TOTAL                      $  131,237,790   $       (14,920)
                                               ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

Schedule of Investments (Unaudited)

GNMA Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                   Face  Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 97.9%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 97.9%
   FHLMC REMIC, Ser 3279, IO
      3.714%, 02/15/37(A)                         $       8,383   $         745
   FHLMC REMIC, Ser 3309, IO
      3.936%, 04/15/37(A)                                 7,668             683
   FNMA
      8.000%, 09/01/14 to 09/01/28                          262             284
      7.000%, 08/01/29 to 09/01/32                          475             505
      6.500%, 09/01/32                                      308             320
      5.500%, 07/01/37                                    1,013           1,020
      5.000%, 05/01/38                                    6,390           6,276
   FNMA, PO
      7.710%, 05/25/36 (B)                                  367             294
   FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                                       51              55
   FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                                      102             108
   FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                                    1,500           1,575
   GNMA
      10.000%, 05/15/16 to 04/15/20                          29              32
      9.500%, 06/15/09 to 11/15/20                          208             221
      9.000%, 12/15/17 to 05/15/22                          244             269
      8.500%, 08/15/08 to 06/15/17                           74              81
      8.000%, 04/15/17 to 03/15/32                        1,051           1,149
      7.750%, 10/15/26                                       47              51
      7.500%, 02/15/27 to 05/15/36                        1,175           1,251
      7.250%, 01/15/28                                      186             199
      7.000%, 04/15/19 to 03/01/38                        7,863           8,406
      6.750%, 11/15/27                                       52              55
      6.500%, 09/15/10 to 03/01/38                       26,011          27,059
      6.000%, 07/15/24 to 03/15/38                        3,979           4,098
      5.500%, 10/15/32 to 04/15/37                       16,618          16,878
      5.000%, 04/15/33 to 12/15/35                       54,544          54,030
      5.000%, 08/15/33(C)                                 2,574           2,556
      4.500%, 08/15/33 to 04/15/38                       15,000          14,392
   GNMA REMIC, Ser 2002-45, Cl QE
      6.500%, 06/20/32                                    1,543           1,600
   GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                                    1,940           1,898
   GNMA REMIC, Ser 2005-70, Cl AI, IO
      5.000%, 10/20/33                                    9,160           1,898
   GNMA REMIC, Ser 2006-38, Cl XS, IO
      4.537%, 09/16/35(A)                                 4,054             428
                                                                  --------------

Total Mortgage-Backed Securities
   (Cost $145,438) ($ Thousands)                                        148,416
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (D)-- 37.9%

   Merrill Lynch
      1.990%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $28,603,392
      (collateralized by a FNMA obligation,
      par value $29,470,000, 5.500%,
      02/01/38, with a total market value
      of $29,175,460)                             $      28,600   $      28,600
   BNP Paribas
      2.000%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $28,801,600
      (collateralized by a FNMA obligation,
      par value $31,128,809, 6.500%,
      10/01/37, with a total market value
      of $29,376,000)                                    28,800          28,800
                                                                  --------------
Total Repurchase Agreements
   (Cost $57,400) ($ Thousands)                                          57,400
                                                                  --------------
Total Investments -- 135.8%
   (Cost $202,838)($ Thousands) +                                 $     205,816
                                                                  ==============

A summary of the open futures contracts held by the Fund at April 30, 2008, is as follows:

--------------------------------------------------------------------------------
                                                                      Unrealized
                                        Number Of                   Appreciation
Type of                                 Contracts    Expiration   (Depreciation)
Contract                               Long (Short)     Date       ($ Thousands)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 10-Year Treasury Note                     (86)    Jun-2008             (14)
U.S. 2-Year Treasury Note                       76     Jul-2008              30
U.S. 5-Year Treasury Note                       28     Jun-2008             (15)
U.S. Long Treasury Bond                          8     Jun-2008               1
                                                                  -------------
                                                                  $           2
                                                                  =============

      Percentages are based on Net Assets of $151,554 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) The rate reflected on the Schedule of Investments is the effective yield at time of purchase.

(C) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)   Tri-Party repurchase agreement.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
PO -- Principle Only - face amount represents notional amount
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

Schedule of Investments (Unaudited)

GNMA Fund
April 30, 2008

+ At April 30, 2008, the tax basis cost of the Fund's investments was $202,838 ($ Thousands), and the unrealized appreciation and depreciation were $6,270 ($ Thousands) and $(3,292) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                         $   57,400,000             2,314
Level 2 - Other Significant Observable Inputs      148,415,863                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    Total                          205,815,863             2,314
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 21.6%

AUTOMOTIVE -- 7.6%
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A3A
      5.420%, 05/07/12                            $       1,720   $       1,670
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A2
      5.290%, 11/06/10 (A)                                  265             265
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
      5.190%, 11/06/11 (A)                                2,100           2,034
   AmeriCredit Automobile Receivables
      Trust, Ser 2005-CF, Cl A3
      4.470%, 05/06/10                                       44              44
   BMW Vehicle Lease Trust, Ser 2007-1,
      Cl A3A
      4.590%, 08/15/13                                      655             659
   BMW Vehicle Owner Trust, Ser 2005-A,
      Cl A4
      4.280%, 02/25/10                                    1,278           1,282
   Capital Auto Receivables Asset Trust,
      Ser 2007-3, Cl A3A
      5.020%, 09/15/11                                      575             581
   Capital Auto Receivables Asset Trust,
      Ser 2005-1, Cl B
      3.091%, 05/15/08 (A)                                  440             440
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A3A
      5.130%, 04/16/12                                    1,670           1,472
   Capital One Prime Auto Receivables
      Trust, Ser 2007-2, Cl A2
      5.050%, 03/15/10                                    1,250           1,259
   Carmax Auto Owner Trust, Ser 2008-1,
      Cl A4A
      4.790%, 02/15/13                                    1,750           1,715
   Carmax Auto Owner Trust, Ser 2006-2,
      Cl A4
      5.140%, 11/15/11                                    1,120           1,134
   Carmax Auto Owner Trust, Ser 2004-2,
      Cl A4
      3.460%, 09/15/11                                      194             193
   Carmax Auto Owner Trust, Ser 2005-2,
      Cl A3
      4.210%, 05/15/08 (A)                                  314             315
   Chase Manhattan Auto Owner Trust,
      Ser 2005-A, Cl A4
      3.980%, 04/15/11                                    1,675           1,677
   CPS Auto Trust, Ser 2007-C, Cl A2
      5.530%, 11/15/10 (B)                                  600             599

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Daimler Chrysler Auto Trust, Ser 2005-
      B, Cl A3
      4.040%, 09/08/09                            $          38   $          38
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A2A
      5.420%, 04/15/10                                    1,013           1,021
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
      5.150%, 11/15/11                                      745             754
   Ford Credit Auto Owner Trust, Cl A2
      3.714%, 06/16/08 (A)                                2,105           2,115
   Ford Credit Auto Owner Trust,
      Ser 2008-A, Cl A3A
      3.960%, 01/15/12                                    1,610           1,595
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl A2
      5.290%, 05/15/08 (A)                                  234             235
   Honda Auto Receivables Owner Trust,
      Ser 2005-1, Cl A4
      3.820%, 05/21/10                                      623             623
   Honda Auto Receivables Owner Trust,
      Ser 2005-3, Cl A3
      3.870%, 04/20/09                                       65              65
   Household Automotive Trust, Ser 2005-
      3, Cl A3
      4.800%, 10/18/10                                      442             443
   Household Automotive Trust, Ser 2005-
      1, Cl A3
      4.150%, 02/17/10                                      140             140
   Household Automotive Trust, Ser 2007-
      1, Cl A2
      5.320%, 05/17/10                                      183             183
   Hyundai Auto Receivables Trust,
      Ser 2005-A, Cl A3
      3.980%, 11/16/09                                      137             137
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
      5.040%, 01/17/12                                      205             206
   Long Beach Auto Receivables Trust,
      Ser 2006-B, Cl A3
      5.170%, 08/15/11                                    1,988           1,990
   M&I Auto Loan Trust, Ser 2005-1,
      Cl A3
      4.830%, 09/21/09                                      396             396
   Nissan Auto Receivables Owner Trust,
      Ser 2008-A, Cl A3
      3.890%, 08/15/11                                      670             663
   Nissan Auto Receivables Owner Trust,
      Ser 2005-C, Cl A3
      4.190%, 05/16/08 (A)                                  150             150
   Nissan Auto Receivables Owner Trust,
      Ser 2006-A, Cl A3
      4.740%, 09/15/09                                      288             289


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A2
      5.200%, 12/15/10                            $         683   $         673
   USAA Auto Owner Trust, Ser 2007-2,
      Cl A3
      4.900%, 02/15/12                                      845             852
   USAA Auto Owner Trust, Cl A2
      3.910%, 01/15/11                                    2,165           2,160
   USAA Auto Owner Trust, Ser 2008-1,
      Cl A3
      4.160%, 04/16/12                                      965             957
   Volkswagen Auto Lease Trust,
      Ser 2006-A, Cl A3
      5.500%, 09/21/09                                      627             632
   Wachovia Auto Owner Trust, Ser 2005-
      B, Cl A3
      4.790%, 04/20/10                                      254             255
   WFS Financial Owner Trust, Ser 2005-
      2, Cl B
      4.570%, 11/19/12                                    1,234           1,242
   World Omni Auto Receivables Trust,
      Ser 2004-A, Cl B
      3.620%, 07/12/11 (C)                                  180             180
                                                                  --------------
                                                                         33,333
                                                                  --------------
CREDIT CARD -- 5.2%
   Advanta Business Card Master Trust,
      Ser 2006-B2, Cl B2
      3.050%, 06/20/08 (A)                                2,000           1,746
   Advanta Business Card Master Trust,
      Ser 2005-C1, Cl C1
      3.310%, 06/20/08 (A)                                1,500           1,477
   Advanta Business Card Master Trust,
      Ser 2005-B1, Cl B1
      3.180%, 06/20/08 (A)                                1,250           1,078
   American Express Issuance Trust,
      Ser 2007-1, Cl A
      2.916%, 06/16/08 (A)                                  715             700
   Bank of America Credit Card Trust,
      Ser 2007-A13, Cl A13
      2.936%, 06/16/08 (A)                                1,500           1,485
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7
      2.946%, 06/16/08 (A)                                1,000             921
   Cabela's Master Credit Card Trust,
      Ser 2006-3A, Cl B
      2.916%, 05/15/08 (A)(B)                             2,000           1,605
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C3, Cl C3
      3.006%, 05/15/08 (A)                                1,500           1,275
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C2, Cl C2
      3.016%, 05/15/08 (A)                                1,200             975

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Capital One Multi-Asset Execution
      Trust, Ser 2004-C4, Cl C4
      3.366%, 05/02/08 (A)                        $       1,350   $       1,270
   Capital One Multi-Asset Execution
      Trust, Ser 2005-B2, Cl B2
      2.866%, 05/15/08 (A)                                1,500           1,500
   Chase Issuance Trust, Ser 2007-A14,
      Cl A14
      2.966%, 05/27/08 (A)                                1,000             992
   Citibank Credit Card Issuance Trust,
      Cl A3
      3.378%, 06/18/08 (A)                                2,000           2,009
   Citibank Credit Card Issuance Trust,
      Ser 2006-A5, Cl A5
      5.300%, 05/20/11                                    1,505           1,530
   MBNA Credit Card Master Note Trust,
      Ser 2005-A7, Cl A7
      4.300%, 02/15/11                                      595             596
   MBNA Credit Card Master Note Trust,
      Ser 2006-A1, Cl A1
      4.900%, 07/15/11                                    1,000           1,011
   Washington Mutual Master Note Trust,
      Ser 2006-C3A, Cl C3A
      3.096%, 05/10/08 (A)(B)                             1,490           1,325
   Washington Mutual Master Note Trust,
      Ser 2006-C2A, Cl C2
      3.216%, 05/15/08 (A)(B)                             1,300           1,308
                                                                  --------------
                                                                         22,803
                                                                  --------------
MISCELLANEOUS BUSINESS SERVICES -- 6.5%
   ACAS Business Loan Trust, Ser 2007-
      1A, Cl C
      3.920%, 08/18/08 (A)(B)                             1,326           1,119
   ACAS Business Loan Trust, Ser 2005-
      1A, Cl A1
      3.170%, 07/25/19 (A)(B)                             1,000             963
   AIG Credit Premium Finance Master
      Trust, Ser 2005-1, Cl A
      2.795%, 06/16/08 (A)                                1,470           1,465
   Babson CLO Ltd., Ser 2007-1A, Cl A1
      2.959%, 07/18/08 (A)(B)                             1,190           1,039
   Capital Source Commercial Loan Trust,
      Ser 2006-2A, Cl A1A
      3.010%, 05/20/08 (A)(B)                             1,460           1,339
   Capital Source Commercial Loan Trust,
      Ser 2006-1A, Cl C
      3.350%, 05/20/08 (A)(B)                               494             439
   Caterpillar Financial Asset Trust,
      Cl A2A
      4.090%, 12/27/10 (A)                                  880             880
   CIT Equipment Collateral, Ser 2006-
      VT1, Cl A3
      5.130%, 12/21/09                                      675             678


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl M1
      3.185%, 05/27/08 (A)                        $       1,325   $         543
   CNH Equipment Trust, Ser 2006-B,
      Cl A3
      5.200%, 06/15/10                                      904             910
   CNH Wholesale Master Note Trust,
      Ser 2006-1A, Cl B
      2.995%, 05/15/08 (A)(B)                               245             223
   Colts Trust, Ser 2006-2A, Cl A
      2.820%, 06/20/08 (A)(B)                             1,950           1,884
   Countrywide Asset-Backed Certificates,
      Ser 2006-2, Cl 2A2
      3.085%, 05/25/08 (A)                                  659             611
   Credit-Based Asset Servicing and
      Securitization CBO, Ser 2006-16A,
      Cl A
      3.260%, 06/06/08 (A)(B)                             1,442             937
   First Franklin Mortgage Loan Asset
      Backed Certificates, Ser 2007-FF1,
      Cl M2
      3.155%, 05/26/08 (A)                                1,250             260
   Franklin CLO Ltd., Ser 2003-4A, Cl A
      3.090%, 06/22/08 (A)(B)                               500             487
   GE Commercial Loan Trust, Ser 2006-
      3, Cl C
      3.368%, 07/19/08 (A)(B)                               691             565
   GE Commercial Loan Trust CLO,
      Ser 2006-2, Cl C
      3.368%, 06/29/08 (A)(B)                               372             302
   GE Equipment Small Ticket LLC,
      Ser 2005-1A, Cl B
      4.620%, 05/01/08 (A)(B)                               272             273
   GE Equipment Small Ticket LLC,
      Ser 2005-2A, Cl A4
      5.010%, 06/22/15 (B)                                2,226           2,234
   GMAC Mortgage Loan Trust, Ser 2006-
      HE4, Cl A2
      3.035%, 05/25/08 (A)                                1,971           1,575
   John Deere Owner Trust, Ser 2007-A,
      Cl A2
      5.210%, 10/15/09                                       32              32
   JP Morgan Mortgage Acquisition,
      Ser 2007-CH5, Cl M1
      3.165%, 05/25/08 (A)                                2,000             903
   Katonah CLO, Ser 2005-7A, Cl B
      3.485%, 05/15/08 (A)(B)                             1,200             966
   Kingfisher Securitisation PTY, Cl A
      2.722%, 06/20/08 (A)                                  252             239
   Lambda Finance BV, Ser 2005-1A,
      Cl B3
      3.435%, 06/08/08 (A)(B)                               840             717

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Long Beach Mortgage Loan Trust,
      Ser 2006-6, Cl 2A3
      3.045%, 05/25/08 (A)                        $       1,190   $         718
   Madison Park Funding CLO, Ser 2007-
      4A, Cl A1B
      2.899%, 06/24/08 (A)(B)                             1,000             789
   Marlin Leasing Receivables LLC,
      Ser 2005-1A, Cl B
      5.090%, 08/15/12 (B)                                   66              66
   Medallion Trust, Cl A1
      3.223%, 05/27/08 (A)                                  203             182
   Morgan Stanley ABS Capital I,
      Ser 2006-WMC1, Cl A2B
      3.095%, 05/27/08 (A)                                1,390           1,349
   New Century Home Equity Loan Trust,
      Ser 2005-C, Cl A2B
      3.065%, 05/25/08 (A)                                  390             388
   PFS Financing, Ser 2006-B, Cl A
      2.890%, 06/15/08 (A)(B)                               965             954
   Residential Asset Securities, Ser 2006-
      KS1, Cl A2
      3.035%, 05/25/08 (A)                                  348             345
   Sierra Receivables Funding, Ser 2007-
      2A, Cl A2
      3.800%, 05/01/08 (A)(B)                               751             647
   SLM Student Loan Trust, Ser 2003-A,
      Cl A1
      2.910%, 06/15/08 (A)                                  107             106
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl B
      3.016%, 05/15/08 (A)                                  110             102
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl C
      3.316%, 05/13/08 (A)                                  200             173
   Wadsworth CDO, Ser 2006-1A, Cl B
      3.555%, 06/28/08 (A)(B)                               315               3
   William Street Funding, Ser 2006-1,
      Cl A
      3.150%, 07/24/08 (A)(B)                             1,260           1,033
                                                                  --------------
                                                                         28,438
                                                                  --------------
MORTGAGE RELATED -- 2.3%
   ACE Securities, Ser 2006-CW1, Cl A2C
      3.035%, 05/27/08 (A)                                  895             768
   Asset Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B
      3.005%, 05/27/08 (A)                                1,900           1,817
   Bear Stearns Asset Backed Securities
      Trust, Ser 2006-HE1, Cl 1A1
      2.985%, 05/25/08 (A)                                   24              24
   Bear Stearns Asset Backed Securities
      Trust, Ser 2005-HE11, Cl A2
      3.145%, 05/25/08 (A)                                  232             225


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Home Equity Loans,
      Ser 2005-4, Cl A2B
      3.115%, 05/27/08 (A)                        $       1,837   $       1,795
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3
      5.611%, 06/25/08 (A)                                  305             239
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1
      5.900%, 03/25/37 (C)                                  948             931
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
      3.015%, 05/26/08 (A)                                  723             649
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl A3
      3.105%, 05/25/08 (A)                                1,199           1,155
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl 2A2
      3.025%, 05/25/08 (A)                                1,433           1,402
   Option One Mortgage Loan Trust,
      Ser 2003-3, Cl A2
      3.195%, 05/25/08 (A)                                  147             130
   Residential Asset Securities, Ser 2006-
      EMX6, Cl A3
      3.045%, 05/25/08 (A)                                1,005             815
                                                                  --------------
                                                                          9,950
                                                                  --------------
Total Asset-Backed Securities
   (Cost $103,481) ($ Thousands)                                         94,524
                                                                  --------------

MORTGAGE-BACKED SECURITIES -- 19.8%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 3.5%
   FHLMC
      6.785%, 05/01/08 (A)                                  825             826
      6.761%, 05/01/08 (A)                                1,264           1,272
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                      293             303
   FHLMC REMIC, Ser 2004-2780, Cl LC
      5.000%, 07/15/27                                    1,000           1,013
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                    1,295           1,252
   FHLMC REMIC, Ser 3153, Cl FX
      3.066%, 05/15/36 (A)                                1,739           1,748
   FNMA
      7.042%, 09/01/24 (A)                                  560             573
      6.824%, 05/01/08 (A)                                  220             224
      6.641%, 05/01/08 (A)                                  573             580
      6.378%, 05/01/08 (A)                                  115             117
      6.283%, 05/01/28 (A)                                  940             958
      6.265%, 05/01/08 (A)                                  156             156
      6.000%, 01/01/27                                    1,959           2,010
      5.945%, 05/01/08 (A)                                   71              72
   FNMA REMIC, Ser 1993-220, Cl FA
      3.506%, 11/25/13 (A)                                  149             148

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 1993-58, Cl H
      5.500%, 04/25/23                            $         221   $         225
   FNMA REMIC, Ser 2001-33, Cl FA
      3.345%, 05/25/08 (A)                                  303             299
   FNMA REMIC, Ser 2002-63, Cl QF
      3.195%, 05/25/08 (A)                                  188             187
   FNMA REMIC, Ser 2002-64, Cl FG
      2.982%, 05/18/08 (A)                                  185             183
   FNMA REMIC, Ser 2002-78, Cl AU
      5.000%, 06/25/30                                      649             653
   FNMA REMIC, Ser 2006-39, Cl PB
      5.500%, 07/25/29                                    2,379           2,429
                                                                  --------------
                                                                         15,228
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 16.3%
   Arkle Master Issuer PLC, Ser 2006-1A,
      Cl M
      3.260%, 08/18/08 (A)(B)                             1,000             931
   Banc of America Funding, Ser 2005-F,
      Cl 4A1
      5.347%, 05/01/08 (A)                                  876             783
   Banc of America Funding, Ser 2006-D,
      Cl 3A1
      5.573%, 05/01/08 (A)                                1,098           1,058
   Banc of America Large Loan, Ser 2007-
      BMB1
      3.226%, 05/25/08 (A)(B)                               596             559
   Banc of America Mortgage Securities,
      Ser 2004-F, Cl 2A5
      4.145%, 06/25/08 (A)                                1,300           1,298
   Banc of America Mortgage Securities,
      Ser 2005-A, Cl 2A2
      4.457%, 05/01/08 (A)                                1,606           1,517
   Banc of America Mortgage Securities,
      Ser 2005-F, Cl 2A2
      5.011%, 05/01/08 (A)                                2,600           2,536
   Banc of America Mortgage Securities,
      Ser 2005-H, Cl 2A1
      4.806%, 05/30/08 (A)                                  812             780
   Banc of America Mortgage Securities,
      Ser 2005-J, Cl 2A1
      5.091%, 05/01/08 (A)                                  281             271
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-12, Cl 11A1
      5.446%, 05/01/08 (A)                                  563             448
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-3, Cl 2A1
      5.069%, 05/01/08 (A)                                  839             809
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-6, Cl 3A1
      5.277%, 05/01/08 (A)                                1,290           1,228


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-9, Cl A1
      4.625%, 05/01/08 (A)                        $       1,639   $       1,564
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A2
      6.480%, 02/15/35                                    1,600           1,656
   Citigroup Commercial Mortgage Trust,
      Ser 2006-FL2, Cl D
      2.926%, 05/14/08 (A)(B)                               510             460
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J
      3.666%, 05/30/08 (A)(B)                               550             320
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A
      5.736%, 05/01/08 (A)                                  457             450
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR2, Cl 1A1
      5.622%, 05/01/08 (A)                                1,117           1,061
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A
      5.540%, 06/25/08 (A)                                1,402           1,228
   Countrywide Home Loans, Ser 2004-
      29, Cl 1A1
      3.165%, 05/25/08 (A)                                  124             102
   Countrywide Home Loans, Ser 2005-7,
      Cl 1A1
      3.165%, 05/25/08 (A)                                  225             184
   Countrywide Home Loans, Ser 2005-
      HY10, Cl 3A1A
      5.372%, 05/01/08 (A)                                1,012             826
   Crusade Global Trust, Cl A1
      2.859%, 07/16/08 (A)                                  141             133
   Crusade Global Trust, Ser 2003-1, Cl A
      2.916%, 07/17/08 (A)                                  489             462
   First Horizon Asset Securities,
      Ser 2005-2, Cl 1A1
      5.500%, 05/25/35                                    1,430           1,433
   Fosse Master Issuer PLC, Ser 2007-1A,
      Cl C2
      3.284%, 05/01/08 (A)(B)                             1,305           1,061
   GMAC Mortgage Loan Trust, Ser 2005-
      AR6, Cl 2A1
      5.190%, 05/01/08 (A)                                1,338           1,277
   Granite Master Issuer PLC, Ser 2006-
      1A, Cl A5
      3.140%, 07/20/08 (A)(B)                             1,049             965
   Granite Master Issuer PLC, Ser 2006-3,
      Cl M1
      2.998%, 07/22/08 (A)                                  715             598
   Granite Master Issuer PLC, Ser 2007-1,
      Cl 1C1
      2.840%, 07/24/08 (A)                                  410             361

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GSR Mortgage Loan Trust, Ser 2005-
      AR4, Cl 2A1
      4.988%, 06/25/08 (A)                        $       1,636   $       1,607
   GSR Mortgage Loan Trust, Ser 2007-
      AR2, Cl 1A1
      5.786%, 06/25/08 (A)                                1,486           1,398
   Holmes Master Issuer PLC, Ser 2007-
      2A, Cl 1C
      2.943%, 07/16/08 (A)                                  295             277
   Impac CMB Trust, Ser 2004-9, Cl 1A1
      3.655%, 05/25/08 (A)                                  391             314
   Impac CMB Trust, Ser 2005-2, Cl 1A1
      3.155%, 05/03/08 (A)                                  441             342
   Impac CMB Trust, Ser 2005-3, Cl A1
      3.135%, 05/25/08 (A)                                  381             286
   Impac CMB Trust, Ser 2005-5, Cl A1
      3.215%, 05/25/08 (A)                                  319             250
   Impac CMB Trust, Ser 2005-8, Cl 1A
      3.155%, 05/25/08 (A)                                1,001             773
   Interstar Millennium Trust, Cl A
      3.050%, 06/16/08 (A)                                  284             273
   JP Morgan Mortgage Trust, Ser 2005-
      A6, Cl 7A1
      4.980%, 05/01/08 (A)                                1,044           1,013
   JP Morgan Mortgage Trust, Ser 2007-
      A3, Cl 1A1
      5.470%, 05/01/08 (A)                                1,255           1,194
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-12, Cl 5A1
      6.694%, 06/25/08 (A)                                  210             211
   Merrill Lynch Mortgage Backed
      Securities Trust, Ser 2007-2, Cl 1A1
      5.800%, 05/01/08 (A)                                1,710           1,626
   Merrill Lynch Mortgage Backed
      Securities Trust, Ser 2007-3, Cl 2A1
      5.651%, 06/25/08 (A)                                1,447           1,375
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2
      4.489%, 05/01/08 (A)                                2,837           2,573
   Merrill Lynch Mortgage Investors,
      Ser 2005-A3, Cl A1
      3.165%, 05/25/08 (A)                                  484             307
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A
      5.130%, 05/01/08 (A)                                  876             850
   MLCC Mortgage Investors, Ser 2004-G,
      Cl A1
      3.175%, 05/25/08 (A)                                  135             126
   MLCC Mortgage Investors, Ser 2004-
      HB1, Cl A1
      3.255%, 05/25/08 (A)                                  177             171


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MLCC Mortgage Investors, Ser 2005-A,
      Cl A1
      3.125%, 05/25/08 (A)                        $         155   $         119
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 2A1
      5.381%, 06/25/08 (A)                                  907             872
   MortgageIT Trust, Ser 2005-2, Cl 1A1
      3.155%, 05/25/08 (A)                                  347             302
   MortgageIT Trust, Ser 2005-3, Cl A1
      3.195%, 05/25/08 (A)                                1,135             946
   MortgageIT Trust, Ser 2005-4, Cl A1
      3.175%, 05/25/08 (A)                                1,508           1,081
   MortgageIT Trust, Ser 2005-5, Cl A1
      3.155%, 05/25/08 (A)                                1,414           1,144
   Paragon Mortgages PLC, Ser 12A,
      Cl A2C
      3.170%, 05/15/08 (A)(B)                               447             389
   Paragon Mortgages PLC, Ser 15A,
      Cl A2C
      2.910%, 07/19/08 (A)(B)                               907             783
   Permanent Master Issuer PLC,
      Ser 2006-1, Cl 2C
      3.113%, 07/16/08 (A)                                1,200           1,148
   Prima, Ser 2006-1, Cl A1
      5.417%, 05/01/08 (A)                                  846             735
   Puma Finance, Ser S1, Cl A
      3.300%, 05/09/08 (A)(B)                               346             329
   Residential Funding Mortgage
      Securities I, Ser 2005-SA5, Cl 2A
      5.332%, 06/25/08 (A)                                  769             735
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A1
      5.668%, 06/25/08 (A)                                1,516           1,426
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A2
      5.670%, 05/01/08 (A)                                1,075           1,011
   Residential Funding Mortgage
      Securities I, Ser 2007-SA3, Cl 2A1
      5.776%, 06/25/08 (A)                                1,378           1,289
   Residential Mortgage Securities,
      Ser 22A, Cl A1B
      3.140%, 05/14/08 (A)(B)                               288             286
   RMAC PLC, Ser 2003-NS4A, Cl A2B
      3.200%, 06/12/08 (A)(B)                                47              46
   RMAC Securities PLC, Ser 2006-NS2A,
      Cl A1B
      2.960%, 06/12/08 (A)(B)                               262             259
   Sequoia Mortgage Trust, Ser 2004-12,
      Cl A1
      3.070%, 05/20/08 (A)                                  146             134
   Sequoia Mortgage Trust, Ser 2005-1,
      Cl A1
      3.030%, 05/20/08 (A)                                  140             119

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   WaMu Mortgage Pass Through
      Certificates, Ser 2004-AR5, Cl A6
      3.842%, 05/01/08 (A)                        $       1,300   $       1,309
   WaMu Mortgage Pass Through
      Certificates, Ser 2006-AR2, Cl 1A1
      5.307%, 05/01/08 (A)                                1,891           1,815
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2003-J, Cl 2A4
      4.451%, 06/25/08 (A)                                  450             444
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-BB, Cl A2
      4.557%, 05/01/08 (A)                                1,052             963
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-AR1,
      Cl 2A1
      4.494%, 06/25/08 (A)                                  929             926
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-AR16,
      Cl 6A3
      5.000%, 05/01/08 (A)                                2,174           2,121
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-AR16,
      Cl 3A2
      4.996%, 05/01/08 (A)                                1,484           1,383
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-AR4,
      Cl 2A2
      4.523%, 05/01/08 (A)                                  865             803
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-AR10,
      Cl 2A1
      5.650%, 05/01/08 (A)                                1,606           1,549
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-AR12,
      Cl 1A1
      6.025%, 06/25/08 (A)                                1,313           1,272
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-AR5,
      Cl 2A1
      5.537%, 05/01/08 (A)                                1,270           1,222
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-AR6,
      Cl 2A1
      5.094%, 05/01/08 (A)                                1,565           1,518
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-AR8,
      Cl 2A1
      5.241%, 05/01/08 (A)                                1,556           1,499
   Westpac Securitisation Trust, Ser 2005-
      1G, Cl A1
      2.669%, 06/23/08 (A)                                  326             303


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
                                                                  $      71,605
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $92,172) ($ Thousands)                                          86,833
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATION -- 18.4%

   FHLB
      3.875%, 01/15/10 (D)                        $      20,000          20,336
      3.875%, 08/22/08                                      175             176
   FHLMC
      3.493%, 05/30/08 (F)                                5,000           4,993
      2.050%, 09/02/08                                   15,000          14,896
   FNMA
      2.470%, 08/27/08                                   10,000           9,934
      3.250%, 02/10/10 (F)                               20,000          20,142
      3.498%, 06/12/08 (F)                                5,000           4,989
      3.428%, 07/16/08 (F)                                5,000           4,979
                                                                  --------------

Total U.S. Government Agency Obligation
   (Cost $80,681) ($ Thousands)                                          80,445
                                                                  --------------

CORPORATE BONDS -- 8.9%

BANKS -- 2.0%
   Comerica Bank
      2.822%, 05/10/08 (A)                                1,000             930
      2.845%, 05/19/08 (A)                                1,200           1,156
      2.946%, 06/13/08 (A)                                1,800           1,799
   Credit Suisse First Boston
      4.420%, 07/03/08                                    3,500           3,509
   Wachovia
      2.920%, 06/15/08 (A)                                1,750           1,664
                                                                  --------------
                                                                          9,058
                                                                  --------------
CONSUMER PRODUCTS -- 1.4%
   CVS Caremark
      3.376%, 06/04/08 (A)                                  865             840
   Daimler Finance North America LLC,
      Ser E MTN
      3.769%, 05/01/08 (A)                                2,000           1,995
   President and Fellows of Harvard
      College
      3.700%, 04/01/13                                    1,325           1,328
   Whirlpool
      3.300%, 06/15/08 (A)                                2,000           2,002
                                                                  --------------
                                                                          6,165
                                                                  --------------
FINANCIAL SERVICES -- 2.6%
   Calyon
      2.700%, 07/16/08                                    4,500           4,497
      4.285%, 07/07/08                                    4,500           4,509
   General Electric Capital
      2.997%, 07/28/08 (A)                                1,250           1,247

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   International Lease Finance MTN
      5.300%, 05/01/12                            $       1,500   $       1,473
                                                                  --------------
                                                                         11,726
                                                                  --------------
FOOD, BEVERAGE & TOBACCO -- 0.7%
   General Mills
      3.038%, 07/23/08 (A)                                1,500           1,474
   SABMiller PLC
      2.998%, 07/01/08 (A)(B)                             1,705           1,709
                                                                  --------------
                                                                          3,183
                                                                  --------------
INDUSTRIALS -- 0.2%
   Continental Airlines
      3.426%, 06/02/08 (A)                                  750             647
                                                                  --------------
INSURANCE -- 0.8%
   MBIA Insurance
      14.000%, 01/01/33 (A)(B)                            1,000             915
   Monumental Global Funding III
      2.913%, 07/16/08 (A)(B)                             1,900           1,740
   Principal Life Income Funding Trusts
      3.225%, 05/15/08 (A)                                  750             740
                                                                  --------------
                                                                          3,395
                                                                  --------------
INVESTMENT BANKER/BROKER DEALER -- 0.6%
   Morgan Stanley
      3.875%, 01/15/09                                    1,620           1,620
   Morgan Stanley, Ser G
      3.010%, 07/04/08 (A)                                1,000             894
                                                                  --------------
                                                                          2,514
                                                                  --------------
SECURITY AND COMMODITY BROKERS -- 0.3%
   Genworth Global Funding Trusts
      3.205%, 05/24/08 (A)                                1,200           1,108
                                                                  --------------
TELEPHONES & TELECOMMUNICATION -- 0.2%
   AT&T
      2.884%, 08/05/08 (A)                                1,000             994
                                                                  --------------
UTILITIES - ELECTRIC & GAS -- 0.1%
   KeySpan
      4.900%, 05/16/08                                      360             360
                                                                  --------------
Total Corporate Bonds
   (Cost $39,880) ($ Thousands)                                          39,150
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 5.9%

   Abbey National Treasury Services PLC
      2.630%, 07/17/08                                    4,500           4,498
   Barclay's
      2.880%, 07/24/08                                    4,500           4,500
   Citibank
      2.700%, 07/17/08                                    4,500           4,498


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
April 30, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rabobank
      2.820%, 07/22/08                            $       4,500   $       4,500
   Residential Asset Securities
      2.910%, 07/31/08                                    3,500           3,500
   Svenska Handelsbanken NY
      2.690%, 07/18/08                                    4,500           4,498
                                                                  --------------
Total Certificates of Deposit
   (Cost $26,000) ($ Thousands)                                          25,994
                                                                  --------------
COMMERCIAL PAPER -- 1.1%

FINANCIALS -- 1.1
   General Electric Capital
      2.235%, 08/14/08 (F)                                5,000           4,968
                                                                  --------------
Total Commercial Paper (Cost $4,968) ($ Thousands)                        4,968
                                                                  --------------

REPURCHASE AGREEMENTS (E) -- 26.8%

   BNP Paribas
      2.000%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $34,601,922
      (collateralized by various FNMA
      obligations, ranging in par value
      $5,684,033 - $30,804,309, 5.500%
      - 6.500%, 10/01/37 - 11/01/37, with
      total market value of $35,292,000)                 34,600          34,600
   Merrill Lynch
      1.990%, dated 04/30/08, to be
      repurchased on 05/01/08,
      repurchase price $83,100,572
      (collateralized by various FNMA
      obligations, ranging in par value
      $38,257,530 - $47,460,000,
      4.500%, 04/01/23, with total market
      value of $84,762,587)                              83,100          83,100
                                                                  --------------
Total Repurchase Agreements
   (Cost $117,700) ($ Thousands)                                        117,700
                                                                  --------------
Total Investments -- 102.5%
   (Cost $464,882)($ Thousands)                                   $     449,614
                                                                  ==============

--------------------------------------------------------------------------------
A summary of the open futures contracts held by the Fund at April 30, 2008, is as follows:
--------------------------------------------------------------------------------
                                                                    Unrealized
         Type of                         Number Of   Expiration    Depreciation
        Contract                         Contracts      Date      ($ Thousands)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. 10-Year Treasury Note                      57     Jun-2008   $        (100)
U.S. 2-Year Treasury Note                      113     Jul-2008            (143)
U.S. 5-Year Treasury Note                      (41)    Jun-2008             (16)
                                                                  -------------
                                                                  $        (259)
                                                                  =============

      Percentages are based on Net Assets of $438,479 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on April 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2008 was $32,570 ($ Thousands) and represented of 7.43% Net Assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on April 30, 2008. The coupon on a step bond changes on a specific date.

(D) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)   Tri-party Repurchase Agreement.

(F) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS -- Asset-Based Security
CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

+ At April 30, 2008, the tax basis cost of the Fund's investments was $464,882 ($ Thousands), and the unrealized appreciation and depreciation were $592 and $(15,860), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund
April 30, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE FEBRUARY 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED APRIL 30, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF APRIL 30, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities      Instruments*
---------------------------------------------   --------------   ---------------

Level 1 - Quoted prices                         $  117,700,000           259,436
Level 2 - Other Significant Observable Inputs      331,913,981                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    Total                       $  449,613,981           259,436
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ----------------------------
                                             Robert A. Nesher, President

Date: June 30, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ----------------------------
                                             Robert A. Nesher, President

Date: June 30, 2008


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ----------------------------
                                             Stephen F. Panner, Controller & CFO

Date: June 30, 2008

* Print the name and title of each signing officer under his or her signature.